Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term liabilities -
Other current liabilities	$ 890
Long-term liabilities -
CLA		9,780
Long-term debt measured under the fair value option		$ 21,976